LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
        Lord Abbett Small-Cap Blend Fund
LORD ABBETT BOND-DEBENTURE FUND, INC.
LORD ABBETT DEVELOPING GROWTH FUND, INC.
LORD ABBETT GLOBAL FUND, INC.
        Equity Series
        Income Series
LORD ABBETT INVESTMENT TRUST
        Balanced Series
        Lord Abbett Core Fixed Income Fund
        Lord Abbett High Yield Fund
        Lord Abbett Limited Duration U.S. Government &
          Government Sponsored Enterprises Fund
        Lord Abbett Total Return Fund
        Lord Abbett U.S. Government & Government Sponsored Enterprises Fund Lord Abbett Convertible Fund
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT MID-CAP VALUE FUND, INC.
LORD ABBETT RESEARCH FUND, INC.
        Lord Abbett Growth Opportunities Fund
        Large-Cap Series
        Small-Cap Value Series
        Lord Abbett America's Value Fund
LORD ABBETT SECURITIES TRUST
        Alpha Series
        Lord Abbett All Value Fund
        Lord Abbett International Core Equity Fund
        Lord Abbett International Opportunities Fund
Lord Abbett Large-Cap Value Fund
Lord Abbett Micro-Cap Growth Fund
Lord Abbett Micro-Cap Value Fund
LORD ABBETT SERIES FUND, INC.
        All Value Portfolio
        America's Value Portfolio
        Bond-Debenture Portfolio
        Growth and Income Portfolio
        Growth Opportunities Portfolio
        International Portfolio
        Mid-Cap Value Portfolio
LORD ABBETT TAX-FREE INCOME FUND, INC.
        Lord Abbett California Tax-Free Income Fund
        Lord Abbett Connecticut Tax-Free Income Fund
        Lord Abbett Hawaii Tax-Free Income Fund
        Lord Abbett Minnesota Tax-Free Income Fund
        Lord Abbett Missouri Tax-Free Income Fund
        Lord Abbett National Tax-Free Income Fund
        Lord Abbett New Jersey Tax-Free Income Fund
        Lord Abbett New York Tax-Free Income Fund
        Lord Abbett Texas Tax-Free Income Fund
        Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
        Florida Series
        Georgia Series
        Michigan Series
        Pennsylvania Series
        Lord Abbett Insured Intermediate Tax-Free Fund
LORD ABBETT U.S. GOVERNMENT &
   GOVERNMENT SPONSORED ENTERPRISES
   FUND



______________________________________________________________________________
                     Supplement dated August 9, 2004 to the
                      Statements of Additional Information
                            (Class A, B, C, P, & Y)

With respect to Class A, B, C, P, and Y of the Funds, Portfolios and/or Series of the above referenced investment companies, the section entitled "Investment Advisory and Other Services" is amended by adding the following new item:

Recordkeeping Services From time to time, the Funds may enter into arrangements with and pay fees to organizations that provide recordkeeping services to certain groups of investors in the Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of broker-dealers that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Funds in their compliance with state securities laws. In each instance, the fees the Funds pay are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. In addition, none of these arrangements relate to distribution services. Lord Abbett Distributor LLC, the principal underwriter for the Funds, also may pay the recordkeeper or an affiliate fees for other services pursuant to a selling dealer agreement or shareholder services agreement. The Funds understand that, in accordance with guidance from the U.S. Department of Labor, Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the plans or the Investors.